Flight equipment held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 1,104,310	$ 466,173
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	1,100,000	466,000
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 115,000	$ 64,000